SHARE BASED COMPENSATION	6 Months Ended
Jun. 30, 2022
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION

11. SHARE BASED COMPENSATION

Amended and Restated 2010 Equity Incentive Plan

On June 1, 2010, the Group adopted the 2010 Equity Incentive Plan, or the “2010 Plan”, which became effective upon the completion of the IPO on August 5, 2010 and terminated automatically 10 years after its adoption. On December 21, 2018, the Group amended and restated the 2010 Plan, or the “Amended and Restated 2010 Plan”, which became effective upon the approval from the Board of Directors and shareholders. The plan will continue in effect for 10 years from the date adopted by the Board, unless terminated earlier under section 18 of the plan.

Restricted stock awards

On November 22, 2018, the Board of Directors approved to grant 200,000 Class A ordinary shares of the restricted stock to senior employees of the Group. Twenty-five percent of the awards vested on the one-year anniversary of the vesting commence date, and the remainder shall vest in equal and continuous monthly installments over the following thirty-six months thereafter, subject to participant's continuing service of the Group through each vesting date. In the six months ended June 30, 2022 and 2021, 25,000 and 25,000 shares of restricted stock were vested respectively.

On May 27, 2022, the Board of Directors approved to grant 200,000 fully vested Class A ordinary shares of the restricted stock to a consultant as consideration for its service rendered.

On June 30, 2022, the Board of Directors approved to grant 5,200,000 fully vested Class A ordinary shares of the restricted stock to senior employees of the Group for their services rendered in the past years.

The Group recorded share-based compensation expenses of RMB 7,152 and RMB 439 in general and administrative expense for the restricted stock awards for the six months ended June 30, 2022 and 2021, respectively. The unrecognized share-based compensation expenses were amounting to RMB 367 as of June 30, 2022. The annual weighted average remaining contractual term of the unrecognized share-based compensation expenses was 0.20 as of June 30, 2022.